Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity

9. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 8,990,000 shares of preferred stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of preferred stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock (“Common Stock”) $0.01 par value and 1,000 shares of Series B Common Stock $0.01 par value. The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the Series B Common Stockholders are not entitled to receive any portion of Company assets in the event of Company liquidation. There have been no Series B Common Stock shares issued. Each share of Common Stock entitles the holder to one vote. The Common Stock is not subject to redemption and it does not have any preference, conversion, exchange or pre-emptive rights. The articles of incorporation contain a restriction on ownership of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

In October 2006, the Company commenced a private placement offering of its common stock. Through December 31, 2011 when the offering was closed, the Company conducted a self-underwritten private placement offering and sale of 20,000,000 shares of its common stock at a price of $10 per share. This offering was made only to accredited investors (and up to thirty-five non-accredited investors) pursuant to an exemption from registration provided by Section 4(2) and Rule 506 of Regulation D under the Securities Act of 1933, as amended. No public or private market currently exists for the securities sold under this offering.

Cash Dividends. In September 2017, we filed a registration statement relating to our proposed initial public offering. In light of the proposed offering, we suspended the payment of dividends corresponding to the three months ended September 30, 2017. During the nine months ended September 30, 2017 and 2016 the Company paid cash dividends, net of reinvested stock dividends, of approximately $3,621,000 and $3,348,000, respectively, or at a rate of $0.10 per share on a quarterly basis. As the Company expects to report net taxable losses for the year ended December 31, 2017, and on a cumulative basis, the cash dividends paid are expected to be a return of capital to the stockholders rather than a distribution of earnings.

Dividend Reinvestment Plan. The Company has adopted a distribution reinvestment plan that allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of Company common stock. The Company has registered 3,000,000 shares of common stock pursuant to the dividend reinvestment plan. The dividend reinvestment plan became effective on January 23, 2012. The purchase price per share is 95% of the price the Company was formerly selling its shares or $9.50 per share. No sales commission or dealer manager fee will be paid on shares sold through the dividend reinvestment plan. The Company may amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all Participants at least thirty (30) days prior to such record date. As of September 30, 2017 approximately $17.4 million or approximately 1,834,147 shares of common stock have been issued under the dividend reinvestment plan to date.

11. STOCKHOLDERS’ EQUITY

Preferred Stock. The Company is authorized to issue up to 8,990,000 shares of preferred stock (the “Preferred Stock”). The Preferred Stock may be issued from time to time in one or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of preferred stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

The Board of Directors authorized the original issuance of 1,000,000 shares of the Preferred Stock as Series AA Convertible Preferred Stock (“Series AA”). Each share of Series AA (i) is non-voting, except under certain circumstances as provided in the charter; (ii) is entitled to annual cash dividends of 7% which are cumulative and payable quarterly; (iii) ranks senior, as to the payment of dividends and distributions of assets upon liquidation, to common stock or any other series of preferred stock that is not senior to or on parity with the Series AA; (iv) is entitled to receive $25.00 plus accrued dividends upon liquidation; (v) may be redeemed by the Company prior to the mandatory conversion date at a price of $25.00 plus accrued dividends, and (vi) may be converted into two shares of common stock at the option of the holder prior to the mandatory conversion date. The conversion price is subject to certain anti-dilution adjustments. The Company has not issued any shares of this preferred stock.

Common Stock. The Company is authorized to issue up to 100,000,000 shares of Series A Common Stock (“Common Stock”) $0.01 par value and 1,000 shares of Series B Common Stock $0.01 par value. The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the Series B Common Stockholders are not entitled to receive any portion of Company assets in the event of Company liquidation. There have been no Series B Common Stock shares issued. Each share of Common Stock entitles the holder to one vote. The Common Stock is not subject to redemption and it does not have any preference, conversion, exchange or pre-emptive rights. The charter contains a restriction on ownership of the Common Stock that prevents one person from owning more than 9.8% of the outstanding shares of common stock.

In October 2006, the Company commenced a private placement offering of its common stock. Through December 31, 2011 when the offering was terminated, the Company conducted a self-underwritten private placement offering and sale of 20,000,000 shares of its common stock at a price of $10 per share. This offering was made only to accredited investors (and up to thirty-five non-accredited investors) pursuant to an exemption from registration provided by Section 4(2) and Rule 506 of Regulation D under the Securities Act of 1933, as amended. No public or private market currently exists for the securities sold under this offering. The Company ceased raising capital under this private placement offering effective December 31, 2011.

Cash Dividends. For the years ended December 31, 2016 and 2015, the Company paid cash dividends, net of reinvested stock dividends, of $4,517,000, and $4,124,000, respectively, or at a rate of $0.40 per share on an annualized basis.

Dividend Reinvestment Plan. The Company has adopted a distribution reinvestment plan that allows stockholders to have dividends or other distributions otherwise distributable to them invested in additional shares of Company common stock. The Company has registered 3,000,000 shares of common stock pursuant to the dividend reinvestment plan. The dividend reinvestment plan became effective on January 23, 2012. The purchase price per share is 95% of the price the Company was formerly selling its shares for $10.00 per share. No sales commission or dealer manager fee will be paid on shares sold through the dividend reinvestment plan. The Company may amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all Participants at least thirty (30) days prior to such record date. As of December 31, 2016, approximately $16,325,429 or 1,718,466 shares of common stock have been issued under the dividend reinvestment plan to date.